Related parties (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Rent expense	$ 90,253	$ 90,253
Interest expense	1,300	1,972
Sublease income	24,854	15,000
Consulting revenue	410,650	410,149
Dream Legal Group, Inc. [Member]
Sublease income	23,471	15,000
Dream Go Inc. [Member]
Rent expense	90,253	90,253
Yi Liu [Member]
Interest expense	161	0
Luo Hui [Member]
Interest expense	1,300	0
Genius Kid Class LLC [Member]
Consulting revenue	$ 0	$ 100,000